Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Officers compensation	$ 1,525,222	$ 1,890,044	$ 1,755,811
Accrued liabilities	8,020,513	7,608,197
Gain on forgiveness of debts	(469,129)	0	$ 0
Altum [member]
Statement [Line Items]
Due to related party	125,000
Key Management and Director [Member]
Statement [Line Items]
Due to related party	1,295,199	964,261
Accured interest amount	229,781
Subscription proceeds	$ 200,000
Stock options granted during the year	2,000,000
Director and Officers [Member]
Statement [Line Items]
Due to related party		$ 110,096
Stock option expired	1,480,000	10,000	1,242,620
Accrued liabilities	$ 535,880	$ 534,000
Subscription proceeds	$ 100,000
Interest rate per annum	8.00%
Stock options granted during the year			1,000,000
Common shares issued vested	1,000,000
Settlement and legal provisions expense		$ 42,290	$ 313,470
Director, Officers And Former Officer [Member]
Statement [Line Items]
Stock options granted during the year	5,595,000	3,400,000	700,000
Former Officers And Directors [Member]
Statement [Line Items]
Subscription proceeds	$ 100,000	$ 74,000
Common shares issued vested	1,000,000
MedMelior [Member]
Statement [Line Items]
Gain on forgiveness of debts	$ (469,129)